ACQUISITIONS - Acquisition of Geist (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2020	Jun. 30, 2018	Feb. 01, 2018
Schedule of total aggregate purchase consideration
Purchase consideration, net of cash acquired	$ 0.0	$ 124.3	$ 211.4
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Goodwill	605.8	$ 634.0	$ 596.1	$ 600.0
Acquisition of Geist
Additional Information
Acquired assets and assumed liabilities in cash					$ 2.5	$ 123.6
Schedule of total aggregate purchase consideration
Purchase consideration	126.1
Less: Cash acquired	(1.8)
Purchase consideration, net of cash acquired	124.3
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Current assets	18.1
Property, plant and equipment, net	28.5
Intangible assets	40.4
Total identifiable assets	87.0
Current liabilities	5.3
Total identifiable liabilities assumed	5.3
Goodwill	42.6
Purchase consideration, net of cash acquired	124.3
Total identifiable intangible assets acquired, their useful lives and fair values
Total finite-lived identifiable intangible assets	$ 40.4
Weighted average useful life of finite-lived intangibles (years)	13 years 6 months
Acquisition of Geist | Customer relationships
Total identifiable intangible assets acquired, their useful lives and fair values
Total finite-lived identifiable intangible assets	$ 21.9
Weighted average useful life of finite-lived intangibles (years)	15 years
Acquisition of Geist | Developed Technology
Total identifiable intangible assets acquired, their useful lives and fair values
Total finite-lived identifiable intangible assets	$ 12.4
Weighted average useful life of finite-lived intangibles (years)	15 years
Acquisition of Geist | Trademarks
Total identifiable intangible assets acquired, their useful lives and fair values
Total finite-lived identifiable intangible assets	$ 6.1
Weighted average useful life of finite-lived intangibles (years)	5 years